Expense Example	Apr. 29, 2026 USD ($)
Firsthand Technology Opportunities Fund | Firsthand Technology Opportunities Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 188
Expense Example, with Redemption, 3 Years	586
Expense Example, with Redemption, 5 Years	1,009
Expense Example, with Redemption, 10 Years	2,189
Firsthand Alternative Energy Fund | Firsthand Alternative Energy Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	204
Expense Example, with Redemption, 3 Years	651
Expense Example, with Redemption, 5 Years	1,125
Expense Example, with Redemption, 10 Years	$ 2,434